Risks and Uncertainties - Schedule of Concentration Risk (Details)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Customer Concentration Risk [Member] | Customer A [Member] | Total Revenue [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage		41.00%	71.30%
Customer Concentration Risk [Member] | Customer A [Member] | Total Accounts Receivables [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage		24.70%	44.70%
Customer Concentration Risk [Member] | Customer B [Member] | Total Revenue [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	[1]	13.40%
Customer Concentration Risk [Member] | Customer B [Member] | Total Accounts Receivables [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage		30.10%	10.10%
Customer Concentration Risk [Member] | Customer C [Member] | Total Accounts Receivables [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage		15.80%
Customer Concentration Risk [Member] | Customer D [Member] | Total Accounts Receivables [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage		12.40%	11.00%
Customer Concentration Risk [Member] | Customer E [Member] | Total Accounts Receivables [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage			21.60%
Supplier Concentration Risk [Member] | Purchase [Member] | Vendor A [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage		60.90%	69.30%
Supplier Concentration Risk [Member] | Purchase [Member] | Vendor B [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage		37.60%	24.60%

[1]	Customer B accounted for less than 10% of total revenue for the year ended December 31, 2023.